Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Clinical Development milestone payments	€ 1.4
AMT Autologous CART Program [member]
Disclosure of fair value measurement of assets [line items]
Remeasurement Income on recoverable Cash Advances due to delay on Time to Market Assumptions	0.9
Research and Development Tax Credit	0.7
Research And Development Tax Credit One Off Catch Up	0.7
Remeasurement of the liability at amortized cost			€ 1.0
AMT And MDS Treatment [member] | CYAD 02 [member] | Cycle 1 Trial [member]
Disclosure of fair value measurement of assets [line items]
Clinical Development MileStone Payments to Darmouth	0.1
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other	0.2	€ 0.2
Regional Government [Member] | Eight Zero Six Six Contract Number [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other	0.6	1.6
Contingent consideration [Member] | Other financial liabilities [member]
Disclosure of fair value measurement of assets [line items]
Change in Fair value of the Contingent Consideration and Other Financial Liabilities	9.2
RCA's [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised during Period as a Component of Financial Asset	2.3	1.5
Additional Grant Income Recognised during Period as a Component of Financial Liability	€ 1.3
Remeasurement expenses of recoverable cash advances		€ 0.1